Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2014
Fair Value Disclosures [Abstract]
Schedule of Total Outstanding Notional Amount and Fair Value of Company's Derivative Instruments

The following table sets forth the total outstanding notional amount and the fair value of the Company’s derivative instruments held at 31 March 2014 and 2013.

			Fair Value as of
(Millions of US dollars)	Notional Amount		31 March 2014		31 March 2013
	31 March 2014	31 March 2013	Assets	Liabilities	Assets	Liabilities
Derivatives accounted for as hedges
Foreign currency forward contracts	$9.7	$-	$0.5	$-	$-	$-
Derivatives not accounted for as hedges
Foreign currency forward contracts	124.0	-	1.8	-	-	-
Interest rate swap contracts	125.0	25.0	-	0.5	-	1.3

Total	$258.7	$25.0	$2.3	$0.5	$-	$1.3

Summary of Company's Financial Assets and Liabilities that were Accounted for at Fair Value on Recurring Basis

The following table sets forth by level within the fair value hierarchy, the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis at 31 March 2014 according to the valuation techniques the Company used to determine their fair values.

(Millions of US dollars)	Fair Value at 31 March 2014	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3

Assets
Cash and cash equivalents	$167.5	$167.5	$-	$-
Restricted cash and cash equivalents	65.2	65.2	-	-
Restricted short-term investments	0.1	-	0.1	-
Forward contracts included in
Other Assets	2.3	-	2.3	-

Total Assets	$235.1	$232.7	$2.4	$-

Interest rate swap contracts included in Accounts Payable	0.5	$-	$0.5	$-

Total Liabilities	$0.5	$-	$0.5	$-